SHAREHOLDERS' EQUITY (Schedule Of Grant of Options) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Employees, officers and directors [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award amount	$ 620,126	$ 212,176
Exercise price range, Lower Range	$ 7.49	$ 0.56
Exercise price range, Upper Range	$ 41.55	$ 6.32
Expiration	7 years	7 years
Employees, officers and directors [Member] | Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period	0 years	0 years
Employees, officers and directors [Member] | Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period	3 years	2 years
Service providers and consultants [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award amount	$ 131,207	$ 145,804
Exercise price range, Lower Range	$ 7.49
Exercise price range, Upper Range	$ 41.55	$ 6.32
Expiration	7 years	7 years
Service providers and consultants [Member] | Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period	0 years	0 years
Service providers and consultants [Member] | Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period	2 years	2 years